Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Carrying Amounts and Fair Value of Financial Assets and Liabilities
The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of June 30, 2025 and December 31, 2024. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.
Additionally, as of June 30, 2025 and December 31, 2024, the disclosure of the fair value for the lease obligations is not required.

	Carrying amount						Fair value hierarchy
As of June 30, 2025	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	19,591,291	—	—	—	—	19,591,291	—	19,591,291	—	19,591,291
Total	19,591,291	—	—	—	—	19,591,291
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	96,368,581	—	96,368,581	—	—	—	—
Customers	—	—	—	119,957,658	—	119,957,658	—	—	—	—
Officials and employees	—	—	—	5,831,951	—	5,831,951	—	—	—	—
Sundry debtors	—	—	—	40,441,699	—	40,441,699	—	—	—	—
Investments in associates	—	—	—	3,716,154	—	3,716,154	—	—	—	—
Notes receivable	—	—	—	991,032	—	991,032	—	—	—	—
Mexican Government Bonds	—	—	—	25,078,357	—	25,078,357	25,082,674	—	—	25,082,674
Other assets	—	—	—	4,588,784	—	4,588,784	—	—	—	—
Total	—	—	—	296,974,216	—	296,974,216
Financial liabilities measured at fair value
Derivative financial instruments	(83,567,475)	—	—	—	—	(83,567,475)	—	(83,567,475)	—	(83,567,475)
Total	(83,567,475)	—	—	—	—	(83,567,475)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(430,540,235)	(430,540,235)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(76,573,050)	(76,573,050)	—	—	—	—
Leases	—	—	—	—	(45,719,736)	(45,719,736)	—	—	—	—
Debt	—	—	—	—	(1,866,351,757)	(1,866,351,757)	—	(1,697,571,704)	—	(1,697,571,704)
Total	—	—	—	—	(2,419,184,778)	(2,419,184,778)

	Carrying amount						Fair value hierarchy
As of December 31, 2024	FVTPL	FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	9,203,958	—	—	—	—	9,203,958	—	9,203,958	—	9,203,958
Equity instruments (1)	—	—	962,783	—	—	962,783	—	962,783	—	962,783
Total	9,203,958	—	962,783	—	—	10,166,741
Financial assets not measured at fair value
Cash and cash equivalents	—	—	—	88,841,826	—	88,841,826	—	—	—	—
Customers	—	—	—	126,733,175	—	126,733,175	—	—	—	—
Officials and employees	—	—	—	5,541,324	—	5,541,324	—	—	—	—
Sundry debtors	—	—	—	26,789,620	—	26,789,620	—	—	—	—
Investments in associates	—	—	—	2,692,938	—	2,692,938	—	—	—	—
Notes receivable	—	—	—	1,021,778	—	1,021,778	—	—	—	—
Mexican Government Bonds	—	—	—	35,875,353	—	35,875,353	35,279,002	—	—	35,279,002
Other assets	—	—	—	7,927,877	—	7,927,877	—	—	—	—
Total	—	—	—	295,423,891	—	295,423,891
Financial liabilities measured at fair value
Derivative financial instruments	(108,972,467)	—	—	—	—	(108,972,467)	—	(108,972,467)	—	(108,972,467)
Total	(108,972,467)	—	—	—	—	(108,972,467)
Financial liabilities not measured at fair value
Suppliers	—	—	—	—	(505,989,382)	(505,989,382)	—	—	—	—
Accounts and accrued expenses payable	—	—	—	—	(72,773,222)	(72,773,222)	—	—	—	—
Leases	—	—	—	—	(46,825,266)	(46,825,266)	—	—	—	—
Debt	—	—	—	—	(1,978,772,255)	(1,978,772,255)	—	(1,745,481,072)	—	(1,745,481,072)
Total	—	—	—	—	(2,604,360,125)	(2,604,360,125)
(1)Refers to the participation in TAG Pipelines Sur, S. de R.L. de C.V.
Summary of Monetary Assets and Liabilities Denominated In Foreign Currency
In the event that TIIE ceases to be published, the financial instruments portfolio referenced to these floating rates is composed of debt instruments and DFIs as shown below:

	Reference Rate	*Notional Amounts As of June 30,2025 (in thousands of Pesos)
Debt	TIIE 28D MXN	115,772,775
	TIIE 91D MXN	450,000
DFI	TIIE 28D MXN	32,900,270

*Note: Notional amounts with maturity after June 30, 2025.